Fees Summary	Oct. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,000.00
Previously Paid Amount	0.00
Total Fee Amount	1.38
Total Offset Amount	0.00
Net Fee	$ 1.38